FAIR VALUES AND FINANCIAL RISK MANAGEMENT - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Borrowings	€ 12,200		€ 11,400
Total assets	32,101		29,254
Liabilities	23,092		21,278
Pretax activity, net	35	€ (38)
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	11,200		10,600
Level 2 | Recurring | Derivative liability
Disclosure of fair value measurement of assets [line items]
Liabilities	254		268
Level 2 | Recurring | Derivative asset
Disclosure of fair value measurement of assets [line items]
Total assets	€ 178		€ 261